Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 3,469	$ 3,546
Other long-term employee benefits and deferred compensation	546	600
Other post-employment benefits	612	954
Environmental remediation provisions	592	634	$ 706
Product liability, government investigations, other legal matters provisions	200	214	$ 230
Contingent consideration	958	874
Other non-current liabilities	255	497
Total provisions and other non-current liabilities	$ 6,632	$ 7,319